Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories
8.	Inventories

	December 31,	December 31,
	2020	2019
Raw materials	$9,138	$7,175
Finished goods	239	357
	$9,377	$7,532

Inventories sold in the amount of $1,102, $2,315 and $23,136 were recognized in cost of sales and other production expenses from continuing operations, and inventories sold in the amount of $nil, $10,126 and $10,295 were included in the results from discontinued operations during the years ended December 31, 2020, 2019 and 2018 respectively. Inventory write-downs included in cost of sales and other production expenses from continuing operations for the year ended December 31, 2018 were $2,028 while inventory write-downs for 2019 and 2020 were insignificant. Inventory write-downs affecting the results from discontinued operations were $nil, $642 and $981 during the years ended December 31, 2020, 2019 and 2018 respectively.